INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Current
Cash	$ 95,927	$ 345,074	$ 11,362
Prepaid expenses	52,825	48,375	0
Deferred financing charge		0	1,215
Total Current Assets	148,752	393,449	12,577
Equipment	2,135	0	576
Total Assets	150,887	393,449	13,153
Current
Accounts payable and accrued liabilities	1,620,777	1,741,797	2,589,324
Promissory notes payable	200,364	210,863	299,000
Total Current Liabilities	1,821,141	1,952,660	2,888,324
Derivative liability	0	904,000	0
Total Liabilities	1,821,141	2,856,660	2,888,324
CAPITAL DEFICIT
Capital stock Authorized: 150,000,000 common shares, par value $0.001 per share Issued and outstanding: 37,640,098 common shares (September 30, 2013 - 37,237,588)	37,641	37,238	30,241
Additional paid-in capital	39,078,440	38,644,523	34,599,514
Share subscriptions received	60,000	60,000	0
Deficit accumulated during the development stage	(40,846,335)	(41,204,972)	(37,504,926)
Total Shareholder's Equity	(1,670,254)	(2,463,211)	(2,875,171)
Total Liabilities and Shareholder's Equity	$ 150,887	$ 393,449	$ 13,153